Subsequent Events (Details Narrative) - USD ($)											1 Months Ended			2 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Jan. 04, 2021	Dec. 29, 2020	Dec. 16, 2020	Dec. 09, 2020	Dec. 03, 2020	Nov. 20, 2020	Nov. 16, 2020	Nov. 15, 2020	Apr. 14, 2020	Apr. 14, 2020	Dec. 17, 2020	Nov. 30, 2020	Oct. 31, 2020	Dec. 10, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Common stock, shares authorized															100,000,000		100,000,000		100,000,000	100,000,000
Number of shares issued for services															22,000	467,000	971,000	1,856,000	194,030	2,424,121
Original issue discount															$ 590,000		$ 590,000			$ 225,000
Loss on debt extinguishment															$ (1,081,000)		$ (795,000)		$ 41,000
Convertible Notes Payable Two [Member]
Debt interest percentage															10.00%		10.00%
Fixed conversion price															$ 0.05		$ 0.05
Debt maturity date																	Mar. 31, 2021
Convertible Notes [Member]
Debt discount																	$ 761,000
Original issue discount															$ 590,000		$ 590,000			$ 225,000
Common Stock [Member]
Number of common stock shares issued																2,642,750	407,408	2,642,750	6,500,090	6,330,750
Number of shares issued for services																	1,000		520	213
Fair value of shares issued for services															$ (500,117)	$ 180,000	$ 750,000	$ 212,505	$ 520,150	$ 212,505
Series A Preferred Stock [Member]
Preferred stock voting rights										The holders of the Series A Preferred Stock, in the aggregate, have voting power equal to 51% of the total votes of all of the outstanding common and preferred stock of the Company entitled to vote. Accordingly, each share of Series A Preferred Stock shall have voting rights equal to one and one-tenth (1.1) times a fraction, the numerator of which is the shares of outstanding common stock and undesignated preferred stock of the Company and the denominator of which is number of shares of outstanding Series A Preferred Stock.
Consultant [Member]
Number of shares issued for services																				106,253
Fair value of shares issued for services																				$ 212,505
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Number of common stock shares issued									2,500,000
Subsequent Event [Member]
Proceeds from debt														$ 1,643,000
Subsequent Event [Member] | Trillium Partners LP [Member]
Debt discount			$ 20,000,000
Debt interest percentage			10.00%	10.00%
Fixed conversion price			$ 0.015	$ 0.015
Debt maturity date			Jun. 30, 2021	Jun. 30, 2021
Convertible notes			$ 23,000	$ 25,000
Original issue discount			$ 3,000	$ 3,000
Subsequent Event [Member] | Trillium Partners LP [Member] | Convertible Notes Payable Three [Member]
Fixed conversion price				$ 0.015
Debt maturity date				Jun. 30, 2021
Deduction in debt conversion amount				$ 1,000
Debt default amount				$ 160,000
Subsequent Event [Member] | Trillium Partners LP [Member] | Convertible Notes Payable Five [Member]
Fixed conversion price				$ 0.015
Debt maturity date				Jun. 30, 2021
Deduction in debt conversion amount				$ 1,000
Debt default amount				18,000
Subsequent Event [Member] | Trillium Partners LP [Member] | Convertible Notes Payable Seven [Member]
Debt discount				$ 315,000
Fixed conversion price				$ 0.015
Debt maturity date				Jun. 30, 2021
Deduction in debt conversion amount				$ 1,000
Debt default amount				154,000
Debt change in principal amount				315,000
Loss on debt extinguishment				$ 901,000
Subsequent Event [Member] | Trillium Partners LP [Member] | Convertible Notes Payable Nine [Member]
Fixed conversion price				$ 0.015
Debt maturity date				Jun. 30, 2021
Deduction in debt conversion amount				$ 1,000
Debt default amount				$ 71,000
Subsequent Event [Member] | Trillium Partners LP [Member] | Convertible Notes Payable Thirteen [Member]
Fixed conversion price				$ 0.015
Debt maturity date				Jun. 30, 2021
Deduction in debt conversion amount				$ 1,000
Debt default amount				$ 43,000
Subsequent Event [Member] | Livingston Asset Management LLC [Member] | Convertible Notes Payable One [Member]
Fixed conversion price				$ 0.015
Debt maturity date				Jun. 30, 2021
Deduction in debt conversion amount				$ 1
Debt default amount				$ 71,000
Subsequent Event [Member] | Alpha Capital Anstalt [Member] | Convertible Notes Payable Two [Member]
Fixed conversion price				$ 0.015
Debt maturity date				Jun. 30, 2021
Deduction in debt conversion amount				$ 1,000
Debt default amount				$ 160,000
Subsequent Event [Member] | Alpha Capital Anstalt [Member] | Convertible Notes Payable Six [Member]
Fixed conversion price				$ 0.015
Debt maturity date				Jun. 30, 2021
Deduction in debt conversion amount				$ 1,000
Debt default amount				$ 9,000
Subsequent Event [Member] | Alpha Capital Anstalt [Member] | Convertible Notes Payable Eight [Member]
Fixed conversion price				$ 0.015
Debt maturity date				Jun. 30, 2021
Deduction in debt conversion amount				$ 1,000
Debt default amount				$ 35,000
Subsequent Event [Member] | Convertible Notes [Member]
Debt description											The company issued 4 convertible notes to three third parties
Debt principal amount											$ 335,000
Debt discount											$ 335,000
Debt term											6 months
Debt interest percentage											10.00%
Fixed conversion price											$ 0.015
Subsequent Event [Member] | Common Stock [Member]
Number of shares issued for services					420,055
Fair value of shares issued for services					$ 40,000
Accrued interest					$ 2,000
Subsequent Event [Member] | Common Stock [Member] | Four Notes Payable [Member]
Debt interest percentage												10.00%
Fixed conversion price												$ 0.015
Proceeds from debt												$ 85,000
Cash received												$ 77
Debt maturity date												Apr. 30, 2021
Debt penalty description												default penalties of 150% of accrued interest
Deduction in debt conversion amount												$ 6,000
Debt conversion shares issued												155,000
Shares issued, price per share												$ 0.0365
Subsequent Event [Member] | Board Of Directors [Member] | Minimum [Member]
Common stock, shares authorized						100,000,000
Subsequent Event [Member] | Board Of Directors [Member] | Maximum [Member]
Common stock, shares authorized						500,000,000
Subsequent Event [Member] | Phil Sands [Member]
Common stock, shares authorized						500,000,000
Subsequent Event [Member] | Phil Sands [Member] | Series A Preferred Stock [Member]
Number of common stock shares issued						2,500,000
Subsequent Event [Member] | Consultant [Member] | Common Stock [Member]
Number of shares issued for services													2,509,217
Fair value of shares issued for services													$ 43,000
Accrued interest													$ 9,000
Subsequent Event [Member] | Individual [Member] | Convertible Notes Payable Four [Member]
Fixed conversion price				$ 0.015
Debt maturity date				Jun. 30, 2021
Deduction in debt conversion amount				$ 1,000
Debt default amount				$ 36,000
Subsequent Event [Member] | Individual [Member] | Convertible Notes Payable Eleven [Member]
Fixed conversion price				$ 0.015
Debt maturity date				Jun. 30, 2021
Deduction in debt conversion amount				$ 1,000
Debt default amount				$ 26,000
Subsequent Event [Member] | Individual [Member] | Convertible Notes Payable Twelve [Member]
Fixed conversion price				$ 0.015
Debt maturity date				Jun. 30, 2021
Deduction in debt conversion amount				$ 1,000
Debt default amount				$ 26,000
Subsequent Event [Member] | Individual [Member] | Common Stock [Member]
Cancellation of shares issued for compensation	500,000
Cancellation of shares value for compensation	$ 30,000
Subsequent Event [Member] | Compensation Agreement [Member] | Mr. Phil Sands [Member]
Monthly compensation								$ 8,000
Subsequent Event [Member] | Control Block Transfer Agreement [Member] | Series A Super Voting Preferred Stock [Member]
Number of common stock shares issued							2,500,000
Preferred stock voting rights							Mr. Rice agreed to transfer 2,500,000 shares of the Company's Series A Super Voting Preferred Stock to Mr. Sands, representing a transfer of majority voting control over the Company because the holder of such 2,500,000 shares of our Series A Super Voting Preferred Stock automatically carries a vote equal to 51% on all matters submitted to a vote of the holders of our Common Stock and Preferred Stock.
Subsequent Event [Member] | Share Cancellation Agreement [Member] | Eric Rice [Member]
Number of shares cancelled							17,030,032
Ownership shares of common stock							1,000,000
Treasury shares							17,030,032
Subsequent Event [Member] | Share Cancellation Agreement [Member] | Eric Rice [Member] | Common Stock [Member]
Number of common stock shares issued							18,030,032
Subsequent Event [Member] | Share Cancellation Agreement [Member] | Chief Executive Officer [Member]
Cancellation of shares issued for compensation		16,951,432